Equity-method investees - Depreciation and Amortization, Interest Income, Interest Expense and Income Tax Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures [Line Items]
Depreciation and amortisation	€ 7,895	€ 10,144	€ 11,709
Income tax expense	4,389	4,341	2,335
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Joint Ventures [Line Items]
Depreciation and amortisation	4,507	4,106	2,916
Interest income	1,529	1,256	1,419
Interest expense	316	392	257
Income tax expense	€ 3,111	€ 1,368	€ 1,304